Restatement of Previously Issued Financial Statements - Schedule of Restatement on Statement of Cash Flows (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Net loss	$ (4,903,813)	$ (3,305,883)	$ (3,413,845)	$ (5,203,568)	$ (2,956,324)	$ (1,525,585)	$ (11,623,541)	$ (9,685,477)	$ (12,578,211)	$ (6,959,248)
Change in fair value of warrant liability	(128,030)			$ 100,780			(128,030)	1,546,280	1,546,280	19,600
Issuance of ratchet shares							1,099,360
Net cash used in operating activities							(9,146,390)	$ (2,515,658)	$ (4,122,896)	$ (1,844,163)
As Previously Reported
Net loss	(3,932,483)						(10,652,211)
Net cash used in operating activities							(9,146,390)
Adjustment
Net loss	(971,330)						(971,330)
Change in fair value of warrant liability	$ (128,030)						(128,030)
Issuance of ratchet shares							1,099,360
Net cash used in operating activities							$ 0